Valuation Allowances on Mortgage Loans on Real Estate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance [Line Items]
(Benefit) provision charged to operations	$ (13,500)	$ 40,250
Mortgage Loans on Real Estate
Valuation Allowance [Line Items]
Balance, beginning of year	85,250	75,018	107,343
(Benefit) provision charged to operations	(18,500)	10,232	(32,325)
Balance, end of year	$ 66,750	$ 85,250	$ 75,018